Supplement to the
Spartan® Extended Market Index Fund,
Spartan International Index Fund,
and Spartan Total Market Index Fund
Investor Class and Fidelity Advantage® Class
April 29, 2013
Prospectus

Maximilian Kaufmann no longer serves as a portfolio manager of each fund.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 17.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments; and
  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.
SIF-13-02  October 1, 2013
1.717993.141

Supplement to the
Spartan® Extended Market Index Fund,
Spartan International Index Fund,
and Spartan Total Market Index Fund
Institutional Class and Fidelity Advantage® Institutional Class
April 29, 2013
Prospectus

Maximilian Kaufmann no longer serves as a portfolio manager of each fund.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 16.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments; and
  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.
SIF-I-13-02  October 1, 2013
1.933378.104

Supplement to the
Spartan® Total Market Index Fund
Class F
April 29, 2013
Prospectus

Maximilian Kaufmann no longer serves as a portfolio manager of the fund.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" beginning on page 13.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments; and
  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.
STI-F-13-02  October 1, 2013
1.905902.107

Supplement to the
Spartan® 500 Index Fund
Institutional Class and Fidelity Advantage® Institutional Class
April 29, 2013
Prospectus

Maximilian Kaufmann no longer serves as a portfolio manager of the fund.

U5I-U5A-13-01  October 1, 2013
1.929867.106

Supplement to the
Spartan® 500 Index Fund
Investor Class and Fidelity Advantage® Class
April 29, 2013
Prospectus

Maximilian Kaufmann no longer serves as a portfolio manager of the fund.

UEI-13-01  October 1, 2013
1.717991.133

Supplement to the

Fund	Investor Class	Fidelity Advantage® Class
Spartan® Extended Market Index Fund	FSEMX	FSEVX
Spartan International Index Fund	FSIIX	FSIVX
Spartan Total Market Index Fund	FSTMX	FSTVX

Funds of Fidelity Concord Street Trust

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2013

Maximilian Kaufmann no longer serves as a portfolio manager of each fund.

SIFB-13-01  October 1, 2013
1.718587.127

Supplement to the

Fund	Institutional Class	Fidelity Advantage® Institutional Class
Spartan® Extended Market Index Fund		FSMAX
Spartan International Index Fund	FSPNX	FSPSX
Spartan Total Market Index Fund	FSKTX	FSKAX

Funds of Fidelity Concord Street Trust

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2013

Maximilian Kaufmann no longer serves as a portfolio manager of each fund.

SIF-IB-13-01  October 1, 2013
1.935052.102

Supplement to the

Spartan® Total Market Index Fund

Class F (FFSMX)

A Fund of Fidelity Concord Street Trust

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2013

Maximilian Kaufmann no longer serves as a portfolio manager of the fund.

STI-FB-13-01  October 1, 2013
1.908702.105

Supplement to the

Spartan® 500 Index Fund

Institutional Class (FXSIX) and Fidelity Advantage Institutional Class (FXAIX)

A Fund of Fidelity Concord Street Trust

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2013

Maximilian Kaufmann no longer serves as a portfolio manager of the fund.

U5I-U5AB-13-01  October 1, 2013
1.931020.104

Supplement to the

Spartan® 500 Index Fund

Investor Class (FUSEX) and Fidelity Advantage® Class (FUSVX)

A Fund of Fidelity Concord Street Trust

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2013

Maximilian Kaufmann no longer serves as a portfolio manager of the fund.

UEIB-13-01  October 1, 2013
1.720027.127